Offerings	Sep. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2030
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 204,904,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,370.80
Offering Note	The maximum aggregate offering price of the offering related to the prospectus supplement dated September 11, 2025 to the prospectus dated June 2, 2025, to which this Exhibit 107 is attached, is $593,280,250.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2035
Amount Registered | shares	375,000,000
Maximum Aggregate Offering Price	$ 388,376,250.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 59,460.40
Offering Note	The maximum aggregate offering price of the offering related to the prospectus supplement dated September 11, 2025 to the prospectus dated June 2, 2025, to which this Exhibit 107 is attached, is $593,280,250.